Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [LineItems]
Net earnings	$ 448	$ 313	$ 907	$ 747
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	0	(27)	0	(24)
Cash flow hedges adjustments to equity	0	25	0	20
Related tax benefit on cash flow hedges adjustments to equity	0	0	0	1
Foreign currency translation adjustments to equity	(4)	200	(56)	302
Reclassification of foreign currency translation adjustments on disposal of equity method investment	3	0	3	0
Other comprehensive income that will be reclassified to profit or loss, net of tax	(1)	198	(53)	299
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	(2)	3	10	(3)
Related tax benefit on fair value adjustments on financial assets	1	0	0	1
Remeasurement on defined benefit pension plans	73	30	82	38
Related tax expense on remeasurement on defined benefit pension plans	(18)	(7)	(20)	(9)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	54	26	72	27
Other comprehensive income	53	224	19	326
Total comprehensive income (loss)	501	537	926	1,073
Comprehensive income (loss) for the period attributable to:
Total comprehensive income (loss)	501	537	926	1,073
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	497	521	940	1,048
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ 4	$ 16	$ (14)	$ 25